Offerings	Oct. 22, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value US$0.0001 per share
Amount Registered | shares	7,968,761
Proposed Maximum Offering Price per Unit	12.55
Maximum Aggregate Offering Price	$ 100,007,950.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,811.10
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), Integrated Wellness Acquisition Corp, a Cayman Islands exempted company ("IWAC"), intends to effect a deregistration under the Companies Act (As Revised) of the Cayman Islands and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which IWAC's jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the "Domestication"). All securities being registered will be issued following the Domestication by Btab Ecommerce Holdings, Inc., the continuing entity following the Business Combination.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	12,600,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents Common Stock, issuable pursuant to the Domestication to the shareholders of IWAC. With the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum aggregate is based on the average of the high and low prices of IWAC ordinary shares as quoted on the OTC on October 21, 2025, which was approximately $12.55 per share. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to the warrants have been allocated to the Pubco Common Shares underlying the warrants and those Pubco Common Shares are included in the total registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Warrants
Amount Registered | shares	12,600,000
Proposed Maximum Offering Price per Unit	0.099
Maximum Aggregate Offering Price	$ 1,247,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172.27
Offering Note	Represents 5,750,000 common shares underlying public warrants; and 6,850,000 Pubco common shares underlying IWAC private placement warrants pursuant to the Domestication. With the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the average of the high and low prices of IWAC warrants as quoted on OTC on October 21, 2025, which was approximately $0.099 per warrant.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value US$0.0001 per share
Amount Registered | shares	24,900,000
Maximum Aggregate Offering Price	$ 8,217.00
Amount of Registration Fee	$ 1.26
Offering Note	Represents the maximum number of Pubco Class A Common Shares, issuable pursuant to the Business Combination Agreement to the shareholders of Btab Ecommerce Group, Inc. ("BTAB"). With the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. IWAC is registering ordinary shares solely in exchange for shares of BTAB and no cash consideration is being paid in this transaction. As of the filing date, BBTT ordinary shares are traded in OTC Markets OTCPK ("OTC"), which is not considered a recognized trading market for SEC fee calculation purposes, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value per share ($0.001) of BBTT securities expected to be exchanged in connection with the business combination described herein, including the securities issuable upon the exercise of warrants.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value US$0.0001 per share
Amount Registered | shares	7,968,761
Proposed Maximum Offering Price per Unit	12.20
Maximum Aggregate Offering Price	$ 97,218,884.20
Amount of Registration Fee	$ 14,682.19
Offering Note	Represents Pubco Class A Common Shares, issuable pursuant to the Business Combination Agreement to the shareholders of IWAC. With the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum aggregate is based on the average of the high and low prices of IWAC ordinary shares as quoted on the OTC on July 24, 2025, which was approximately $12.20 per share.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	PubCo Warrants
Amount Registered | shares	12,600,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to the warrants have been allocated to the Pubco Class A Common Shares underlying the warrants and those Pubco Common Shares are included in the total registration fee.
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of PubCo Warrants
Amount Registered | shares	12,600,000
Proposed Maximum Offering Price per Unit	0.0152
Maximum Aggregate Offering Price	$ 191,520.00
Amount of Registration Fee	$ 29.32
Offering Note	Represents 5,750,000 Pubco Class A Common Shares underlying IWAC public warrants; and 6,850,000 Pubco Common Shares underlying IWAC private placement warrants. With the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the average of the high and low prices of IWAC warrants as quoted on OTC on July 24, 2025, which was approximately $0.0152 per warrant.